UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number

DWS Advisor Funds (formerly Scudder Advisor Funds)

(Exact name of registrant as specified in charter)

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

DWS Short Duration Plus Fund

(formerly Scudder Limited Duration Plus Portfolio)

	Principal Amount ($)	Value ($)

Corporate Bonds 30.2%
Consumer Discretionary 2.0%
155 East Tropicana LLC, 8.75%, 4/1/2012	70,000	67,375
Adesa, Inc., 7.625%, 6/15/2012	42,000	41,790
AMC Entertainment, Inc., 8.0%, 3/1/2014	79,000	71,495
AutoNation, Inc., 9.0%, 8/1/2008	82,000	88,048
Aztar Corp., 7.875%, 6/15/2014	149,000	156,077
Cablevision Systems Corp., Series B, 8.716% **, 4/1/2009	39,000	39,390
Caesars Entertainment, Inc.:
8.875%, 9/15/2008	59,000	63,794
9.375%, 2/15/2007	65,000	67,681
Clear Channel Communications, Inc., 6.0%, 11/1/2006	2,500,000	2,520,387
Comcast Cable Communications, Inc., 8.375%, 5/1/2007	2,500,000	2,607,027
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	95,000	72,200
CSC Holdings, Inc.:
7.25%, 7/15/2008	53,000	52,868
7.875%, 12/15/2007	119,000	121,083
DaimlerChrysler NA Holding Corp., 4.125%, 3/7/2007	2,500,000	2,469,180
Dex Media East LLC/Financial, 12.125%, 11/15/2012	238,000	278,460
Dura Operating Corp., Series B, 8.625%, 4/15/2012	61,000	50,325
EchoStar DBS Corp., 6.625%, 10/1/2014	69,000	66,154
Foot Locker, Inc., 8.5%, 1/15/2022	70,000	74,025
Ford Motor Co., 7.45%, 7/16/2031	11,000	7,480
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	120,000	134,400
Gregg Appliances, Inc., 9.0%, 2/1/2013	30,000	27,150
GSC Holdings Corp., 144A, 8.0%, 10/1/2012	100,000	94,000
Hertz Corp., 144A, 8.875%, 1/1/2014	90,000	91,688
ITT Corp., 7.375%, 11/15/2015	60,000	65,100
Jacobs Entertainment, Inc., 11.875%, 2/1/2009	186,000	197,392
Liberty Media Corp., 8.5%, 7/15/2029	15,000	14,855
Mandalay Resort Group, Series B, 10.25%, 8/1/2007	40,000	42,650
Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015	50,000	46,313
Mediacom LLC, 9.5%, 1/15/2013	30,000	29,288
MGM MIRAGE:
8.375%, 2/1/2011	132,000	141,240
9.75%, 6/1/2007	90,000	94,838
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	41,000	43,768
NCL Corp., 10.625%, 7/15/2014	50,000	51,625
Petro Stopping Centers, 9.0%, 2/15/2012	73,000	73,365
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	75,000	72,375
PRIMEDIA, Inc.:
8.875%, 5/15/2011	48,000	44,280
9.715% **, 5/15/2010	125,000	120,156
Renaissance Media Group LLC, 10.0%, 4/15/2008	53,000	53,066
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009	113,000	125,147
Schuler Homes, Inc., 10.5%, 7/15/2011	107,000	115,025
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011	219,000	230,497
Time Warner, Inc., 6.15%, 5/1/2007	2,500,000	2,531,022

TRW Automotive, Inc., 11.0%, 2/15/2013	169,000	189,702
United Auto Group, Inc., 9.625%, 3/15/2012	97,000	102,093
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	47,000	49,291

		13,695,165
Consumer Staples 1.6%
Alliance One International, Inc., 144A, 11.0%, 5/15/2012	69,000	60,720
Altria Group, Inc., 7.2%, 2/1/2007	5,000,000	5,089,645
Birds Eye Foods, Inc., 11.875%, 11/1/2008	58,000	59,160
Delhaize America, Inc.:
8.05%, 4/15/2027	45,000	46,170
9.0%, 4/15/2031	55,000	64,659
Harry & David Holdings, Inc., 9.41% **, 3/1/2012	33,000	33,247
Kraft Foods, Inc., 4.0%, 10/1/2008	3,500,000	3,415,223
Safeway, Inc., 4.8%, 7/16/2007	2,500,000	2,489,137
Swift & Co.:
10.125%, 10/1/2009	48,000	49,560
12.5%, 1/1/2010	62,000	65,255
Viskase Co., Inc., 11.5%, 6/15/2011	155,000	165,075

		11,537,851
Energy 0.7%
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015	85,000	87,975
Chesapeake Energy Corp., 6.875%, 1/15/2016	115,000	117,875
Dynegy Holdings, Inc., 144A, 9.875%, 7/15/2010	280,000	306,950
Edison Mission Energy, 7.73%, 6/15/2009	225,000	232,312
El Paso Production Holding Corp., 7.75%, 6/1/2013	88,000	91,300
Frontier Oil Corp., 6.625%, 10/1/2011	50,000	51,000
Marathon Oil Corp., 5.375%, 6/1/2007	1,000,000	1,005,332
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	110,000	110,000
Southern Natural Gas, 8.875%, 3/15/2010	109,000	116,490
Stone Energy Corp.:
6.75%, 12/15/2014	150,000	142,125
8.25%, 12/15/2011	95,000	98,088
Valero Energy Corp., 6.125%, 4/15/2007	2,000,000	2,024,666
Williams Companies, Inc.:
8.125%, 3/15/2012	193,000	210,370
8.75%, 3/15/2032	79,000	91,640

		4,686,123
Financials 20.6%
American General Finance Corp.:
2.75%, 6/15/2008	1,500,000	1,420,110
Series H, 4.5%, 11/15/2007	5,000,000	4,967,395
AmeriCredit Corp., 9.25%, 5/1/2009	209,000	219,973
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015	85,000	76,606
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028	160,000	97,194
Bank One National Association, 3.7%, 1/15/2008	5,000,000	4,894,945
BankBoston NA, 6.5%, 12/19/2007	1,000,000	1,033,299
Bear Stearns Companies, Inc., 2.875%, 7/2/2008	5,000,000	4,759,530
Boeing Capital Corp., 4.75%, 8/25/2008	5,000,000	4,986,620
Caterpillar Financial Services Corp.:
Series F, 3.625%, 11/15/2007	3,000,000	2,934,042
Series F, 3.8%, 2/8/2008	2,000,000	1,956,558
CIT Group, Inc.:
4.75%, 8/15/2008	2,000,000	1,992,386
5.5%, 11/30/2007	4,000,000	4,039,276

Citigroup, Inc., 3.5%, 2/1/2008	7,500,000	7,301,692
E*TRADE Financial Corp.:
144A, 7.375%, 9/15/2013	105,000	106,313
7.875%, 12/1/2015	40,000	41,300
8.0%, 6/15/2011	73,000	75,920
EOP Operating LP, 7.75%, 11/15/2007	1,350,000	1,414,156
FleetBoston Financial Corp., 6.375%, 5/15/2008	2,500,000	2,581,255
Ford Motor Credit Co.:
6.5%, 1/25/2007	6,565,000	6,351,441
6.875%, 2/1/2006	6,500,000	6,486,025
7.25%, 10/25/2011	284,000	245,335
7.375%, 10/28/2009	260,000	230,590
General Electric Capital Corp.:
3.5%, 5/1/2008	3,500,000	3,399,725
Series A, 3.6%, 10/15/2008	5,000,000	4,839,950
Series A, 4.125%, 3/4/2008	1,500,000	1,477,139
Series A, 4.25%, 1/15/2008	4,000,000	3,953,492
General Motors Acceptance Corp.:
4.5%, 7/15/2006	5,500,000	5,332,618
5.22% **, 3/20/2007	64,000	60,451
6.875%, 9/15/2011	138,000	125,848
8.0%, 11/1/2031	615,000	589,097
H&E Equipment/Finance, 11.125%, 6/15/2012	94,000	103,870
Hartford Financial Services Group, 4.7%, 9/1/2007	1,000,000	994,132
HSBC Finance Corp., 4.625%, 1/15/2008	5,500,000	5,463,744
International Lease Finance Corp., Series P, 3.125%, 5/3/2007	2,000,000	1,951,160
John Deere Capital Corp., Series D, 4.375%, 3/14/2008	5,000,000	4,944,895
JPMorgan Chase & Co., Inc., Series A, 6.0%, 1/15/2009	5,000,000	5,132,890
Lehman Brothers Holdings, Inc., 7.0%, 2/1/2008	5,000,000	5,205,020
Marshall & Ilsley Bank, 4.5%, 8/25/2008	3,000,000	2,970,858
MBNA Corp., 4.625%, 9/15/2008	4,390,000	4,358,142
Merrill Lynch & Co., Inc., Series C, 4.831%, 10/27/2008	5,000,000	4,989,855
National City Bank of Indiana, 4.875%, 7/20/2007	1,500,000	1,500,561
PNC Funding Corp., 6.875%, 7/15/2007	1,000,000	1,028,348
Poster Financial Group, Inc., 8.75%, 12/1/2011	106,000	109,180
PXRE Capital Trust I, 8.85%, 2/1/2027	80,000	78,600
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	106,000	119,515
SLM Corp., Series A, 3.95%, 8/15/2008	2,500,000	2,439,060
Stripes Acquisition LLC, 144A, 10.625%, 12/15/2013	20,000	20,300
Textron Financial Corp.:
Series E, 4.125%, 3/3/2008	2,000,000	1,969,240
5.875%, 6/1/2007	2,830,000	2,864,113
The Goldman Sachs Group, Inc., 3.875%, 1/15/2009	3,500,000	3,397,649
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	87,000	69,165
Triad Acquisition, 144A, 11.125%, 5/1/2013	52,000	51,480
UGS Corp., 10.0%, 6/1/2012	85,000	92,650
Universal City Development, 11.75%, 4/1/2010	135,000	151,369
US Bank NA:
4.4%, 8/15/2008	2,500,000	2,474,848
6.5%, 2/1/2008	4,000,000	4,136,116
Verizon Global Funding Corp., 4.0%, 1/15/2008	2,000,000	1,961,482
Wachovia Bank NA, 4.375%, 8/15/2008	4,000,000	3,954,692
Wells Fargo & Co., 3.5%, 4/4/2008	4,000,000	3,886,720

		144,409,935

Health Care 0.6%
HEALTHSOUTH Corp., 10.75%, 10/1/2008	127,000	127,000
InSight Health Services Corp., 144A, 9.174% **, 11/1/2011	30,000	29,025
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015	147,000	145,897
Wyeth, 4.375%, 3/1/2008	4,000,000	3,954,364

		4,256,286
Industrials 0.6%
Allied Security Escrow Corp., 11.375%, 7/15/2011	64,000	61,699
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011	75,000	71,063
Series B, 9.25%, 9/1/2012	135,000	146,137
Beazer Homes USA, Inc.:
8.375%, 4/15/2012	88,000	91,520
8.625%, 5/15/2011	103,000	107,635
Browning-Ferris Industries:
7.4%, 9/15/2035	100,000	88,500
9.25%, 5/1/2021	56,000	57,680
Burlington North Santa Fe, 7.875%, 4/15/2007	1,000,000	1,034,991
Case New Holland, Inc., 9.25%, 8/1/2011	130,000	139,100
Cenveo Corp., 7.875%, 12/1/2013	84,000	81,060
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	69,000	60,720
Columbus McKinnon Corp., 10.0%, 8/1/2010	47,000	52,053
Compression Polymers Corp.:
144A, 10.46% **, 7/1/2012	35,000	34,300
144A, 10.5%, 7/1/2013	85,000	82,450
Cornell Companies, Inc., 10.75%, 7/1/2012	32,000	33,120
CSX Corp., 7.45%, 5/1/2007	1,100,000	1,133,813
Dana Corp., 7.0%, 3/1/2029	113,000	81,077
DRS Technologies, Inc., 6.875%, 11/1/2013	60,000	57,375
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	165,000	175,725
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	100,000	92,783
8.875%, 4/1/2012	124,000	128,850
Kansas City Southern, 9.5%, 10/1/2008	168,000	181,860
Millennium America, Inc., 9.25%, 6/15/2008	158,000	170,442
Ship Finance International Ltd., 8.5%, 12/15/2013	82,000	76,670
Technical Olympic USA, Inc.:
7.5%, 3/15/2011	53,000	47,236
10.375%, 7/1/2012	64,000	62,960
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	76,000	84,170
United Rentals North America, Inc., 7.0%, 2/15/2014	55,000	51,425
Xerox Capital Trust I, 8.0%, 2/1/2027	82,000	84,460

		4,570,874
Information Technology 0.1%
Activant Solutions, Inc.:
144A, 10.054% **, 4/1/2010	37,000	38,156
10.5%, 6/15/2011	76,000	83,220
L-3 Communications Corp.:
5.875%, 1/15/2015	50,000	48,500
144A, 6.375%, 10/15/2015	65,000	64,838
Lucent Technologies, Inc., 6.45%, 3/15/2029	173,000	148,347
Sanmina-SCI Corp.:
6.75%, 3/1/2013	114,000	108,443
10.375%, 1/15/2010	161,000	177,905

		669,409

Materials 0.8%
ARCO Chemical Co., 9.8%, 2/1/2020	220,000	246,950
Caraustar Industries, Inc., 9.875%, 4/1/2011	52,000	53,040
Dayton Superior Corp., 10.75%, 9/15/2008	51,000	49,215
Dow Chemical Co., 5.0%, 11/15/2007	2,500,000	2,503,035
GEO Specialty Chemicals, Inc., 144A, 12.565% **, 12/31/2009	148,000	122,840
Georgia-Pacific Corp.:
8.0%, 1/15/2024	133,000	127,015
8.875%, 5/15/2031	40,000	40,100
Huntsman LLC, 11.625%, 10/15/2010	124,000	141,205
IMC Global, Inc., 10.875%, 8/1/2013	137,000	157,379
International Steel Group, Inc., 6.5%, 4/15/2014	75,000	75,000
Massey Energy Co.:
6.625%, 11/15/2010	50,000	50,813
144A, 6.875%, 12/15/2013	60,000	60,525
Neenah Foundry Co., 144A, 11.0%, 9/30/2010	146,000	159,870
Omnova Solutions, Inc., 11.25%, 6/1/2010	140,000	145,950
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	55,000	58,850
Pliant Corp., 11.625%, 6/15/2009 (PIK) *	5	5
Praxair, Inc., 6.5%, 3/1/2008	1,000,000	1,032,396
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	44,000	48,235
TriMas Corp., 9.875%, 6/15/2012	115,000	94,875
UAP Holding Corp., Step-Up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	54,000	46,778
United States Steel Corp., 9.75%, 5/15/2010	119,000	129,412

		5,343,488
Telecommunication Services 1.4%
AirGate PCS, Inc., 7.9% **, 10/15/2011	144,000	148,680
American Cellular Corp., Series B, 10.0%, 8/1/2011	30,000	32,550
AT&T Wireless Services, Inc., 7.5%, 5/1/2007	3,000,000	3,101,112
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	91,000	94,640
8.375%, 1/15/2014	100,000	98,375
Insight Midwest LP, 9.75%, 10/1/2009	56,000	57,680
MCI, Inc., 8.735%, 5/1/2014	205,000	226,781
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	315,000	332,425
Nextel Partners, Inc., 8.125%, 7/1/2011	77,000	82,294
Qwest Corp.:
7.25%, 9/15/2025	121,000	120,395
144A, 7.741% **, 6/15/2013	30,000	32,363
SBA Telecom, Inc., Step-Up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	53,000	49,157
Securus Technologies, Inc., 11.0%, 9/1/2011	52,000	44,200
Sprint Capital Corp., 6.0%, 1/15/2007	5,000,000	5,048,895

		9,469,547
Utilities 1.8%
AES Corp., 144A, 8.75%, 5/15/2013	190,000	206,863
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	211,000	237,902
CMS Energy Corp.:
8.5%, 4/15/2011	116,000	126,295
9.875%, 10/15/2007	141,000	150,870
Constellation Energy Group, Inc., 6.35%, 4/1/2007	1,000,000	1,015,806
DPL, Inc., 6.875%, 9/1/2011	49,000	51,634
Mirant North America LLC, 144A, 7.375%, 12/31/2013	20,000	20,225
Mission Energy Holding Co., 13.5%, 7/15/2008	58,000	67,280
NorthWestern Corp., 5.875%, 11/1/2014	41,000	41,077
NRG Energy, Inc., 8.0%, 12/15/2013	155,000	172,825
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	232,000	255,200

Public Service Co. of Colorado, Series 14, 4.375%, 10/1/2008	3,500,000	3,456,110
Sempra Energy, 4.621%, 5/17/2007	4,000,000	3,971,652
Virginia Electric & Power Co.,, Series A, 5.375%, 2/1/2007	1,000,000	1,003,723
Wisconsin Electric Power Co., 3.5%, 12/1/2007	2,000,000	1,947,458

		12,724,920

Total Corporate Bonds (Cost $213,781,887)		211,363,598
Foreign Bonds - US$ Denominated 0.5%
Consumer Discretionary 0.1%
Cablemas SA de CV, 144A, 9.375%, 11/15/2015	30,000	30,750
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	140,000	153,300
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	85,000	89,462
Shaw Communications, Inc., 8.25%, 4/11/2010	77,000	82,679

		356,191
Energy 0.0%
Secunda International Ltd., 12.15% **, 9/1/2012	49,000	51,450
Financials 0.2%
Conproca SA de CV, 12.0%, 6/16/2010	100,000	119,000
Doral Financial Corp., 5.004% **, 7/20/2007	165,000	160,387
Rio Tinto Finance (USA) Ltd., 2.625%, 9/30/2008	1,500,000	1,412,922

		1,692,309
Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010	83,000	86,009
Industrials 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
144A, 9.375%, 5/1/2012	70,000	76,650
10.25%, 6/15/2007	178,000	187,790
12.5%, 6/15/2012	56,000	63,840
LeGrand SA, 8.5%, 2/15/2025	57,000	68,542
Stena AB, 9.625%, 12/1/2012	50,000	54,313

		451,135
Materials 0.1%
Cascades, Inc., 7.25%, 2/15/2013	157,000	142,870
ISPAT Inland ULC, 9.75%, 4/1/2014	108,000	122,310
Novelis, Inc., 144A, 7.5%, 2/15/2015	155,000	144,538
Tembec Industries, Inc.:
8.5%, 2/1/2011	216,000	119,880
8.625%, 6/30/2009	124,000	70,680

		600,278
Telecommunication Services 0.0%
Intelsat Bermuda Ltd., 144A, 8.695% **, 1/15/2012	58,000	58,942
Millicom International Cellular SA, 10.0%, 12/1/2013	35,000	36,138
Nortel Networks Ltd., 6.125%, 2/15/2006	175,000	175,000

		270,080

Total Foreign Bonds - US$ Denominated (Cost $3,620,876)		3,507,452
Asset Backed 16.7%
Automobile Receivables 7.7%
AmeriCredit Automobile Receivables Trust:
"A4", Series 2005-AX, 3.93%, 10/6/2011	9,290,000	9,115,490

"A3", Series 2005-BM, 4.05%, 2/6/2010	7,372,000	7,272,779
"B", Series 2002-1, 5.28%, 4/9/2007	374,937	375,025
Daimler Chrysler Auto Trust, "A3", Series 2005-B, 4.04%, 9/8/2009	5,798,000	5,733,264
Franklin Auto Trust, "A4", Series 2002-1, 4.51%, 2/22/2010	2,670,569	2,665,971
Hertz Vehicle Financing LLC, "A3", Series 2004-1A, 144A, 2.85%, 5/25/2009	10,000,000	9,582,429
Navistar Financial Corp. Owner Trust, "A4", Series 2002-A, 4.76%, 4/15/2009	1,659,758	1,659,617
Nissan Auto Receivables Owner Trust, "A4", Series 2005-A, 3.82%, 7/15/2010	6,734,000	6,587,973
Union Acceptance Corp., "A4", Series 2002-A, 4.59%, 7/8/2008	1,007,188	1,007,110
World Omni Auto Receivables Trust, "A3", Series 2005-A, 3.54%, 6/12/2009	10,000,000	9,849,929

		53,849,587
Credit Card Receivables 1.5%
Capital One Multi-Asset Execution Trust, "B1", Series 2003-B1, 5.539% **, 2/17/2009	2,900,000	2,907,167
First USA Credit Card Master Trust, "C", Series 1998-6, 144A, 6.16%, 4/18/2011	1,000,000	1,024,800
MBNA Credit Card Master Note Trust:
"A1", Series 2003-A1, 3.3%, 7/15/2010	4,345,000	4,215,816
"B1", Series 2002-B1, 5.15%, 7/15/2009	700,000	701,294
Providian Gateway Master Trust, "D", Series 2004-FA, 144A, 4.45%, 11/15/2011	1,530,000	1,504,659

		10,353,736
Home Equity Loans 2.9%
Ameriquest Mortgage Securities, Inc.:
"AF3", Series 2003-6, 4.258%, 8/25/2033	706,504	703,826
"A6", Series 2003-5, 4.541%, 4/25/2033	1,980,000	1,953,074
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	2,500,000	2,499,991
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	344,971	344,113
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.09%, 4/25/2033	10,670,000	10,404,311
Renaissance Home Equity Loan Trust, "A2", Series 2005-4, 5.399%, 2/25/2036	1,400,000	1,400,000
Residential Asset Mortgage Products, Inc., "A5", Series 2003-RZ4, 4.66%, 2/25/2032	3,200,000	3,154,792

		20,460,107
Manufactured Housing Receivables 1.8%
Green Tree Financial Corp., "A5", Series 1994-1, 7.65%, 4/15/2019	2,099,487	2,170,710
Lehman ABS Manufactured Housing Contracts, "A6", Series 2001-B, 6.467%, 8/15/2028	3,181,535	3,265,706
Vanderbilt Acquisition Loan Trust, "A3", Series 2002-1, 5.7%, 9/7/2023	6,300,000	6,312,987
Vanderbilt Mortgage Finance, "A3", Series 2002-A, 5.58%, 3/7/2018	930,000	928,324

		12,677,727
Miscellaneous 1.6%
E-Trade RV and Marine Trust, "A3", Series 2004-1, 3.62%, 10/8/2018	6,484,000	6,225,672
SSB RV Trust, "A5", Series 2001-1, 6.3%, 4/15/2016	5,000,000	5,056,479

		11,282,151
Utilities 1.2%
PG&E Energy Recovery Funding LLC, "A2", Series 2005-1, 3.87%, 6/25/2011	8,500,000	8,344,465

Total Asset Backed (Cost $118,581,266)		116,967,773
US Government Sponsored Agencies 7.5%
Federal Home Loan Bank:
3.625%, 6/20/2007	5,000,000	4,921,160
Series 580, 4.125%, 10/19/2007	26,410,000	26,135,785
Federal Home Loan Mortgage Corp., 4.375%, 11/16/2007	21,900,000	21,754,496

Total US Government Sponsored Agencies (Cost $53,143,531)		52,811,441
Commercial and Non-Agency Mortgage-Backed Securities 25.0%
Amresco Commercial Mortgage Funding, "B", Series 1997-C1, 7.24%, 6/17/2029	2,883,589	2,892,671
Bear Stearns Commercial Mortgage Securities, Inc.:

"X2", Series 2002-TOP8, 144A, Interest Only, 2.102%****, 8/15/2038	18,880,719	1,438,935
"A1", Series 2004-PWR6, 3.688%, 11/11/2041	6,938,154	6,802,713
"A1", Series 2000-WF2, 7.11%, 10/15/2032	407,244	419,412
"A1", Series 2000-WF1, 7.64%, 2/15/2032	35,444	36,801
Chase Commercial Mortgage Securities Corp., "A2", Series 1998-1, 6.56%, 5/18/2030	2,413,402	2,479,023
Citigroup Commercial Mortgage Trust, "XP", Series 2004-C2, 144A, Interest Only, 0.98%**** 10/15/2041	191,187,429	8,013,143
Citigroup Mortgage Loan Trust, Inc., "21A1", Series 2005-5, 5.0%, 8/25/2035	6,713,500	6,642,551
Commercial Mortgage Acceptance Corp., "A2", Series 1998-C2, 6.03%, 9/15/2030	4,894,329	4,971,934
CS First Boston Mortgage Securities Corp., "A3", Series 2001-CF2, 6.238%, 2/15/2034	1,726,587	1,760,898
Deutsche Mortgage & Asset Receiving Corp., "A2", Series 1998-C1, 6.538%, 6/15/2031	4,145,578	4,246,585
DLJ Commercial Mortgage Corp., "A1B", Series 1998-CG1, 6.41%, 6/10/2031	13,885,558	14,287,337
First Horizon Alternative Mortgage Securities, "A5", Series 2005-FA9, 5.5%, 12/25/2035	9,766,702	9,768,649
First Union National Bank Commercial Mortgage, "A1", Series 1999-C4, 7.184%, 12/15/2031	255,216	259,527
First Union-Lehman Brothers Commercial Mortgage, "A3", Series 1997-C2, 6.65%, 11/18/2029	6,472,462	6,618,595
First Union-Lehman Brothers-Bank of America, "A2", Series 1998-C2, 6.56%, 11/18/2035	7,879,299	8,098,157
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%, 7/15/2029	6,789,602	6,939,994
Greenwich Capital Commercial Funding Corp., "XP", Series 2005-GG3, 144A, Interest Only, 0.803%****, 8/10/2042	260,000,000	8,625,214
JPMorgan Chase Commercial Mortgage Securities Corp., "A2", Series 2005-LDP3, 4.851%, 8/15/2042	5,710,000	5,652,449
JPMorgan Commercial Mortgage Finance Corp., "A3", Series 1997-C5, 7.088%, 9/15/2029	800,774	815,032
LB Commercial Conduit Mortgage Trust:
"A1", Series 1999-C1, 6.41%, 6/15/2031	1,086,985	1,091,475
"A3", Series 1998-C1, 6.48%, 2/18/2030	8,111,345	8,292,626
LB-UBS Commercial Conduit Mortgage Trust, "A1", Series 2000-C3, 7.95%, 5/15/2015	1,498,824	1,536,287
LB-UBS Commercial Mortgage Trust, "XCP", Series 2004-C8, 144A, Interest Only, 0.816%****, 12/15/2039	363,245,839	11,707,159
Merrill Lynch Mortgage Investors, Inc., "A3", Series 1996-C2, 6.96%, 11/21/2028	1,809,923	1,820,164
Morgan Stanley Capital I:
"A2", Series 2005-T17, 4.11%, 12/13/2041	2,000,000	1,963,947
"A2", Series 1998-HF2, 6.48%, 11/15/2030	8,267,259	8,509,655
"A2", Series 1998-WF2, 6.54%, 7/15/2030	5,666,830	5,832,496
"A2", Series 1998-WF1, 6.55%, 3/15/2030	7,424,662	7,596,111
"A2", Series 1999-CAM1, 6.76%, 3/15/2032	395,351	400,764
PNC Mortgage Acceptance Corp., "A1", Series 2000-C1, 7.52%, 7/15/2008	249,893	253,523
Prudential Securities Secured Financing Corp., "A1B", Series 1998-C1, 6.506%, 7/15/2008	6,677,017	6,844,543
Residential Funding Mortgage Security I, "A5", Series 2005-S9, 5.75%, 12/25/2035	11,900,000	11,993,898
Wachovia Bank Commercial Mortgage Trust, "XP", Series 2005-C17, 144A, Interest Only, 0.299%****, 3/15/2042	438,471,907	6,174,561

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $182,557,011)		174,786,829
Collateralized Mortgage Obligations 13.8%
Federal Home Loan Mortgage Corp.:
"BC", Series 2903, 4.5%, 1/15/2018	20,000,000	19,787,438
"AK", Series 2903, 5.0%, 6/15/2021	14,590,000	14,577,199
"CQ", Series 2434, 6.5%, 8/15/2023	11,281,665	11,465,305
Federal National Mortgage Association:
"BC", Series 2005-14, 4.5%, 10/25/2017	16,700,000	16,476,382
"PF", Series 2005-25, 4.729% **, 4/25/2035	19,412,283	19,295,256

"PA", Series 2005-14, 5.0%, 6/25/2020	14,916,000	14,885,176

Total Collateralized Mortgage Obligations (Cost $98,549,173)		96,486,756
US Treasury Obligations 4.2%
US Treasury Bills:
3.75% ***, 1/19/2006 (a)	4,015,000	4,007,472
3.75% ***, 1/19/2006 (a)	430,000	429,194
3.8% ***, 1/19/2006 (a)	90,000	89,829
US Treasury Note, 4.25%, 10/31/2007	25,000,000	24,926,750

Total US Treasury Obligations (Cost $29,448,938)		29,453,245
	Shares	Value ($)

Cash Equivalents 1.9%
Cash Management QP Trust, 4.26% (b) (Cost $12,961,198)	12,961,198	12,961,198
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 712,643,880)	99.8	698,338,292
Other Assets and Liabilities, Net	0.2	1,108,063

Net Assets	100.0	699,446,355

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon %	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Pliant Corp.	11.625	6/15/2009	5	5	5

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2005.

***	Annualized yield at time of purchase; not a coupon rate.
****	These securities are shown at their current rate as of December 31, 2005.
(a)	At December 31, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in kind.
At December 31, 2005, open future contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Canada Government Bond	3/22/2006	329	32,135,994	32,372,162	236,168

10 Year Japan Government Bond	3/9/2006	46	53,363,203	53,572,731	209,528
10 Year Republic of Germany Bond	3/8/2006	516	73,779,852	74,431,124	651,272

Total net unrealized appreciation					1,096,968

At December 31, 2005, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Australia Bond	3/15/2006	324	24,767,047	25,200,653	(433,606)
10 Year US Treasury Note	3/22/2006	643	69,946,811	70,348,219	(401,408)
2 Year US Treasury Note	3/31/2006	640	131,287,096	131,320,000	(32,904)
UK Treasury Bond	3/29/2006	320	62,243,635	63,011,634	(767,999)
5 Year US Treasury Note	3/22/2006	120	12,655,885	12,761,250	(105,365)
Total net unrealized depreciation					(1,741,282)

As of December 31, 2005, the Fund had the following open forward foreign currency exchange contracts:
					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
JPY	3,845,074,000	USD	33,422,638	3/15/2006	515,367
CHF	38,239,000	USD	29,862,554	3/15/2006	547,834
EUR	15,528,000	USD	18,705,339	3/15/2006	244,659
NZD	7,575,000	USD	5,204,177	3/15/2006	64,090
Total unrealized appreciation					1,371,950

					Unrealized
					Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	34,172,749	CAD	39,421,000	3/15/2006	(187,664)
USD	15,297,420	AUD	20,668,000	3/15/2006	(179,810)
USD	28,146,296	GBP	15,914,000	3/15/2006	(767,991)
Total unrealized depreciation					(1,135,465)

Currency Abbreviations
AUD	Australian Dollar	GBP	British Pound
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006